Summary of Valuation Allowance (Detail) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Deferred tax valuation allowance, Beginning balance	$ 14,202	$ 8,284	$ 14,792
Additions	474	6,187
Acquisitions			(5,721)
Deductions	(1,322)	(269)	(787)
Ending Balance	$ 13,354	$ 14,202	$ 8,284